STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of January 31, 2024 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 20.5%
Chile - 0.3%
Earthquake - 0.3%
IBRD CAR 131
(SOFR + 4.790%), 03/31/2026 (a)(b)(c)(d) (Cost: $2,643,803; Original Acquisition Date: 03/17/2023)		$2,637,000	$2,684,730

Europe - 0.4%
Multiperil - 0.1%
King Max Re DAC
(3 Month Euribor + 5.000%), 01/05/2027 (a)(b)(c)(d) (Cost: $833,136; Original Acquisition Date: 12/08/2023)	EUR	774,000	838,759
Lion III Re DAC 2021-1
(3 Month Euribor + 4.013%), 07/16/2025 (a)(b)(c)(d) (Cost: $434,044; Original Acquisition Date: 06/30/2023)		404,000	425,926
Taranis Re DAC 2023-1 Class A
(3 Month Euribor + 8.250%), 01/21/2028 (a)(b)(c)(d) (Cost: $282,018; Original Acquisition Date: 11/29/2023)		257,000	281,974

			1,546,659

Windstorm - 0.3%
Eiffel Re 2023-1 Class A
(3 Month Euribor + 3.250%), 01/19/2027 (a)(b)(c)(d) (Cost: $1,175,736; Original Acquisition Date: 06/22/2023)		1,073,000	1,161,094
Hexagon IV Re 2023-1 Class A
(3 Month Euribor + 8.500%), 01/21/2028 (a)(b)(c)(d) (Cost: $825,695; Original Acquisition Date: 11/07/2023)		772,000	839,929
Randolph Re 2023-1 Class A
8.042%, 06/15/2024 (a)(c)(d)(e) (Cost: $497,530; Original Acquisition Date: 06/08/2023)		475,000	397,831
Sky Blue Re DAC 2023-1
(3 Month Euribor + 5.750%), 01/26/2027 (a)(b)(c)(d) (Cost: $379,987; Original Acquisition Date: 12/11/2023)		353,000	383,221

			2,782,075

			4,328,734

Global - 1.6%
Cyber - 0.3%
East Lane Re VII 2024-1 Class A
(T-Bill 3 Month + 9.250%), 03/31/2026 (a)(b)(c)(d) (Cost: $569,000; Original Acquisition Date: 12/20/2023)		$569,000	569,541
Long Walk Re 2024-1 Class A
(T-Bill 3 Month + 9.750%), 01/30/2026 (a)(b)(c)(d) (Cost: $360,000; Original Acquisition Date: 11/13/2023)		360,000	360,360
Matterhorn Re SR2023-1 Class CYB-A
(T-Bill 3 Month + 12.000%), 01/08/2026 (a)(b)(c)(d) (Cost: $1,346,000; Original Acquisition Date: 12/22/2023)		1,346,000	1,368,074
PoleStar Re 2024-1 Class A
(T-Bill 3 Month + 13.000%), 01/07/2026 (a)(b)(c)(d) (Cost: $1,000,000; Original Acquisition Date: 12/13/2023)		1,000,000	1,003,950

			3,301,925

Multiperil - 1.2%
Atlas Capital 2020 DAC 2020-1
(T-Bill 3 Month + 8.288%), 06/10/2024 (a)(b)(c)(d) (Cost: $8,135,000; Original Acquisition Date: 04/23/2020)		8,135,000	8,189,098
Matterhorn Re 2020-2 Class A
(T-Bill 3 Month + 1.500%), 01/08/2027 (a)(b)(c)(d)(f) (Cost: $3,049,000; Original Acquisition Date: 01/29/2020)		3,049,000	1,372,050
Matterhorn Re SR2021-1 Class A
(SOFR + 5.750%), 12/08/2025 (a)(b)(c)(d) (Cost: $255,685; Original Acquisition Date: 09/15/2022)		261,000	245,888
Matterhorn Re SR2022-1 Class A
(SOFR + 5.250%), 03/24/2025 (a)(b)(c)(d) (Cost: $981,043; Original Acquisition Date: 07/13/2022)		1,000,000	1,001,000

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of January 31, 2024 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Multiperil - 1.2% (continued)
Montoya Re 2022-1 Class A
(T-Bill 3 Month + 7.110%), 04/07/2025 (a)(b)(c)(d) (Cost: $325,511; Original Acquisition Date: 09/16/2022)		$326,000	$329,928
Resilience Re Series 1711A
0.000% 05/01/2024 (a)(d)(e)(f)(g)(h) (Cost: $238,865; Original Acquisition Date: 02/06/2017)		25,000,000	—
Sakura Re 2021-1 Class A
(T-Bill 3 Month + 2.300%), 04/07/2025 (a)(b)(c)(d) (Cost: $629,347; Original Acquisition Date: 08/04/2023)		638,000	623,071
Sakura Re 2021-1 Class B
(T-Bill 3 Month + 3.920%), 04/07/2025 (a)(b)(c)(d) (Cost: $361,515; Original Acquisition Date: 06/23/2023)		365,000	359,288
Wrigley Re 2023-1 Class A
(T-Bill 3 Month + 6.500%), 07/28/2026 (a)(b)(c)(d) (Cost: $507,000; Original Acquisition Date: 07/14/2023)		507,000	506,569

			12,626,892

Windstorm - 0.1%
Queen Street 2023 Re DAC
(T-Bill 3 Month + 7.500%), 12/08/2025 (a)(b)(c)(d) (Cost: $1,526,000; Original Acquisition Date: 05/12/2023)		1,526,000	1,562,471

			17,491,288

Japan - 0.2%
Earthquake - 0.2%
Kizuna Re III 2021-1 Class A
(T-Bill 3 Month + 2.000%), 04/07/2026 (a)(b)(c)(d) (Cost: $321,757; Original Acquisition Date: 06/21/2023)		325,000	319,524
Nakama Re 2020-1 Class 1
(T-Bill 3 Month + 2.200%), 01/07/2025 (a)(b)(c)(d) (Cost: $871,000; Original Acquisition Date: 02/04/2020)		871,000	866,035
Nakama Re 2023-1 Class 2
(TSFR3M + 4.000%), 05/09/2028 (a)(b)(c)(d) (Cost: $802,000; Original Acquisition Date: 04/14/2023)		802,000	808,576

			1,994,135

Mexico - 0.7%
Earthquake - 0.4%
IBRD CAR 125 Class A
(TSFR3M + 3.682%), 03/13/2024 (a)(b)(c)(d) (Cost: $3,619,000; Original Acquisition Date: 02/28/2020)		3,619,000	3,614,657
IBRD CAR 126 Class B
(TSFR3M + 9.182%), 03/13/2024 (a)(b)(c)(d) (Cost: $639,000; Original Acquisition Date: 02/28/2020)		639,000	637,658

			4,252,315

Windstorm - 0.3%
IBRD CAR 127 Class C
(TSFR3M + 10.182%), 03/13/2024 (a)(b)(c)(d) (Cost: $3,479,021; Original Acquisition Date: 02/28/2020)		3,479,000	3,470,477

			7,722,792

New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1
(SOFR + 8.750%), 06/08/2027 (a)(b)(c)(d) (Cost: $1,325,284; Original Acquisition Date: 05/24/2023)	NZD	2,171,000	1,332,997

United States - 17.2%
Earthquake - 3.4%
Acorn Re 2021-1 Class A
(T-Bill 3 Month + 2.500%), 11/07/2024 (a)(b)(c)(d) (Cost: $1,823,692; Original Acquisition Date: 10/04/2022)		$1,857,000	1,831,559
Acorn Re 2023-1 Class A
(T-Bill 3 Month + 4.350%), 11/06/2026 (a)(b)(c)(d) (Cost: $1,096,000; Original Acquisition Date: 06/22/2023)		1,096,000	1,100,220

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of January 31, 2024 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Earthquake - 3.4% (continued)
Herbie Re 2022-1 Class A
(T-Bill 3 Month + 12.500%), 01/08/2027 (a)(b)(c)(d) (Cost: $392,000; Original Acquisition Date: 11/18/2022)	$392,000	$415,148
Merna Re II 2021-1 Class A
(T-Bill 3 Month + 3.990%), 04/05/2024 (a)(b)(c)(d) (Cost: $3,054,137; Original Acquisition Date: 06/26/2023)	3,055,000	3,050,723
Merna Re II 2022-1 Class A
(T-Bill 3 Month + 3.810%), 04/07/2025 (a)(b)(c)(d) (Cost: $1,376,767; Original Acquisition Date: 07/07/2023)	1,376,000	1,375,518
Sierra 2021-1 Class A
(T-Bill 3 Month + 2.700%), 02/01/2024 (a)(b)(c)(d) (Cost: $196,000; Original Acquisition Date: 10/13/2022)	196,000	195,696
Sutter Re 2023-1 Class B
(T-Bill 3 Month + 6.750%), 06/19/2026 (a)(b)(c)(d) (Cost: $1,662,000; Original Acquisition Date: 06/06/2023)	1,662,000	1,667,734
Sutter Re 2023-1 Class E
(T-Bill 3 Month + 9.750%), 06/19/2026 (a)(b)(c)(d) (Cost: $2,179,925; Original Acquisition Date: 06/06/2023)	2,177,000	2,177,000
Torrey Pines Re 2021-1 Class A
(T-Bill 3 Month + 4.180%), 06/07/2024 (a)(b)(c)(d) (Cost: $925,173; Original Acquisition Date: 08/24/2023)	930,000	919,212
Torrey Pines Re 2021-1 Class B
(T-Bill 3 Month + 4.770%), 06/07/2024 (a)(b)(c)(d) (Cost: $753,062; Original Acquisition Date: 06/06/2023)	762,000	753,313
Torrey Pines Re 2023-1 Class A
(T-Bill 3 Month + 5.000%), 06/05/2026 (a)(b)(c)(d) (Cost: $1,132,000; Original Acquisition Date: 05/18/2023)	1,132,000	1,137,264
Ursa Re 2023-1 Class AA
(T-Bill 3 Month + 5.500%), 12/06/2025 (a)(b)(c)(d) (Cost: $633,000; Original Acquisition Date: 04/12/2023)	633,000	638,697
Ursa Re 2023-1 Class C
(T-Bill 3 Month + 8.250%), 12/06/2025 (a)(b)(c)(d) (Cost: $341,000; Original Acquisition Date: 04/12/2023)	341,000	342,637
Ursa Re 2023-2 Class E
(T-Bill 3 Month + 9.250%), 12/07/2026 (a)(b)(c)(d) (Cost: $2,489,000; Original Acquisition Date: 10/10/2023)	2,489,000	2,462,243
Ursa Re 2023-3 Class AA
(T-Bill 3 Month + 5.500%), 12/07/2026 (a)(b)(c)(d) (Cost: $2,194,000; Original Acquisition Date: 12/01/2023)	2,194,000	2,210,016
Ursa Re 2023-3 Class D
(T-Bill 3 Month + 8.750%), 12/07/2026 (a)(b)(c)(d) (Cost: $2,281,000; Original Acquisition Date: 12/01/2023)	2,281,000	2,289,326
Ursa Re II 2021-1 Class F
(T-Bill 3 Month + 6.630%), 12/06/2024 (a)(b)(c)(d) (Cost: $9,631,858; Original Acquisition Date: 07/13/2022)	9,800,000	9,495,710
Ursa Re II 2022-1 Class A
(T-Bill 3 Month + 5.000%), 06/16/2025 (a)(b)(c)(d) (Cost: $454,529; Original Acquisition Date: 10/19/2023)	457,000	458,599
Ursa Re II 2022-2 Class AA
(T-Bill 3 Month + 7.000%), 12/06/2025 (a)(b)(c)(d) (Cost: $331,000; Original Acquisition Date: 12/08/2022)	331,000	342,304
Ursa Re II 2022-2 Class C
(T-Bill 3 Month + 10.250%), 12/06/2025 (a)(b)(c)(d) (Cost: $537,521; Original Acquisition Date: 12/08/2022)	526,000	545,935
Veraison Re 2023-1 Class A
(T-Bill 3 Month + 6.500%), 03/09/2026 (a)(b)(c)(d) (Cost: $760,000; Original Acquisition Date: 12/14/2022)	760,000	789,032
Veraison Re 2023-1 Class B
(T-Bill 3 Month + 12.000%), 03/09/2026 (a)(b)(c)(d) (Cost: $729,000; Original Acquisition Date: 12/14/2022)	729,000	769,095
Veraison Re 2024-1 Class A
(T-Bill 3 Month + 0.500%), 03/08/2027 (a)(b)(c)(d) (Cost: $826,000; Original Acquisition Date: 01/30/2024)	826,000	826,000

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of January 31, 2024 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Earthquake - 3.4% (continued)
Wrigley Re 2023-1 Class B
(T-Bill 3 Month + 7.000%), 07/28/2026 (a)(b)(c)(d) (Cost: $1,166,000; Original Acquisition Date: 07/14/2023)	$1,166,000	$1,191,769

		36,984,750

Flood - 0.4%
FloodSmart Re 2021-1 Class A
(T-Bill 3 Month + 13.580%), 03/01/2024 (a)(b)(d) (Cost: $896,457; Original Acquisition Date: 06/05/2023)	901,000	898,347
FloodSmart Re 2022-1 Class A
(T-Bill 3 Month + 11.830%), 02/25/2025 (a)(b)(d) (Cost: $2,923,273; Original Acquisition Date: 07/12/2022)	3,000,000	2,948,314
FloodSmart Re 2022-1 Class B
(T-Bill 3 Month + 14.330%), 02/25/2025 (a)(b)(d) (Cost: $271,058; Original Acquisition Date: 10/24/2023)	275,000	264,520

		4,111,181

Mortality/Longevity/Disease - 0.3%
Vita Capital VI 2021-1 Class B
(SOFR Index+ 3.124%), 01/08/2026 (a)(b)(c)(d)(f) (Cost: $437,950; Original Acquisition Date: 02/22/2023)	449,000	62,299
Vitality Re XII 2021 Class A
(T-Bill 3 Month + 2.250%), 01/07/2025 (a)(b)(c)(d) (Cost: $1,439,047; Original Acquisition Date: 10/28/2022)	1,490,000	1,481,507
Vitality Re XII 2021 Class B
(T-Bill 3 Month + 2.750%), 01/07/2025 (a)(b)(c)(d) (Cost: $262,474; Original Acquisition Date: 09/21/2023)	266,000	261,970
Vitality Re XIII 2022 Class A
(T-Bill 3 Month + 2.000%), 01/06/2026 (a)(b)(c)(d) (Cost: $589,799; Original Acquisition Date: 01/04/2023)	611,000	597,741
Vitality Re XIV 2023 Class B
(T-Bill 3 Month + 4.500%), 01/05/2027 (a)(b)(c)(d) (Cost: $334,000; Original Acquisition Date: 01/25/2023)	334,000	333,666
Vitality Re XV 2024 Class A
(T-Bill 3 Month + 2.500%), 01/07/2028 (a)(b)(c)(d) (Cost: $372,000; Original Acquisition Date: 01/22/2024)	372,000	371,982
Vitality Re XV 2024 Class B
(T-Bill 3 Month + 3.500%), 01/07/2028 (a)(b)(c)(d) (Cost: $255,000; Original Acquisition Date: 01/22/2024)	255,000	254,987

		3,364,152

Multiperil - 8.4%
Aquila Re I 2023-1 Class A-1
(T-Bill 3 Month + 5.250%), 06/08/2026 (a)(b)(c)(d) (Cost: $265,000; Original Acquisition Date: 05/10/2023)	265,000	267,080
Aquila Re I 2023-1 Class B-1
(T-Bill 3 Month + 7.500%), 06/08/2026 (a)(b)(c)(d) (Cost: $1,079,000; Original Acquisition Date: 05/10/2023)	1,079,000	1,097,073
Aquila Re I 2023-1 Class C-1
(T-Bill 3 Month + 9.250%), 06/08/2026 (a)(b)(c)(d) (Cost: $1,241,000; Original Acquisition Date: 05/10/2023)	1,241,000	1,265,448
Baldwin Re 2021-1 Class A
(T-Bill 3 Month + 2.040%), 07/07/2025 (a)(b)(c)(d) (Cost: $3,880,702; Original Acquisition Date: 07/25/2022)	3,933,000	3,873,415
Baldwin Re 2023-1 Class A
(T-Bill 3 Month + 4.500%), 07/07/2027 (a)(b)(c)(d) (Cost: $423,000; Original Acquisition Date: 06/21/2023)	423,000	420,631
Blue Halo Re 2022-1 Class B
(T-Bill 3 Month + 15.250%), 02/24/2025 (a)(b)(c)(d) (Cost: $375,162; Original Acquisition Date: 01/30/2024)	372,000	371,386
Bonanza Re 2020-1 Class A
(T-Bill 3 Month + 4.870%), 02/20/2024 (a)(b)(c)(d) (Cost: $2,025,000; Original Acquisition Date: 02/13/2020)	2,025,000	2,017,406
Bonanza Re 2023-2 Class A
(T-Bill 3 Month + 0.000%), 01/08/2025 (a)(b)(c)(d) (Cost: $362,477; Original Acquisition Date: 12/19/2023)	458,000	356,095

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of January 31, 2024 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 8.4% (continued)
Caelus Re 2018-1 Class A
(T-Bill 3 Month + 0.500%), 06/09/2025 (a)(b)(c)(d) (Cost: $2,681,000; Original Acquisition Date: 05/04/2018)	$2,681,000	$1,849,890
Caelus Re 2018-1 Class B
(T-Bill 3 Month + 0.100%), 06/09/2025 (a)(b)(c)(d)(f) (Cost: $1,743,791; Original Acquisition Date: 05/04/2018)	1,745,000	4,450
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.100%), 06/05/2024 (a)(b)(c)(d)(f) (Cost: $495,300; Original Acquisition Date: 04/27/2017)	495,300	408,622
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.100), 06/05/2024 (a)(b)(c)(d)(f) (Cost: $1,800,173; Original Acquisition Date: 04/27/2017)	1,800,173	117,011
Foundation Re 2023-1 Class A
(T-Bill 3 Month + 6.250%), 01/08/2027 (a)(b)(c)(d) (Cost: $968,000; Original Acquisition Date: 12/19/2023)	968,000	964,709
Four Lakes Re 2021-1 Class A
(T-Bill 3 Month + 4.270%), 07/01/2025 (a)(b)(c)(d) (Cost: $1,737,318; Original Acquisition Date: 07/13/2022)	1,750,000	1,701,262
Four Lakes Re 2022-1 Class A
(T-Bill 3 Month + 6.500%), 01/07/2026 (a)(b)(c)(d) (Cost: $187,000; Original Acquisition Date: 12/22/2022)	187,000	189,422
Four Lakes Re 2023-1 Class A
(T-Bill 3 Month + 5.750%), 01/07/2027 (a)(b)(c)(d) (Cost: $314,000; Original Acquisition Date: 12/08/2023)	314,000	315,476
Fuchsia 2023-1 Class A
(T-Bill 3 Month + 10.000%), 04/06/2027 (a)(b)(c)(d) (Cost: $815,000; Original Acquisition Date: 12/14/2023)	815,000	811,129
Galileo Re 2023-1 Class A
(T-Bill 3 Month + 7.000%), 01/07/2028 (a)(b)(c)(d) (Cost: $1,313,000; Original Acquisition Date: 12/04/2023)	1,313,000	1,321,797
Galileo Re 2023-1 Class B
(T-Bill 3 Month + 7.000%), 01/08/2026 (a)(b)(c)(d) (Cost: $409,000; Original Acquisition Date: 12/04/2023)	409,000	410,759
Herbie Re 2020-1 Class A
(T-Bill 3 Month + 9.300%), 07/08/2024 (a)(b)(c)(d) (Cost: $5,101,000; Original Acquisition Date: 06/09/2020)	5,101,000	5,145,889
High Point Re 2023-1 Class A
(T-Bill 3 Month + 5.750%), 01/06/2027 (a)(b)(c)(d) (Cost: $2,582,000; Original Acquisition Date: 12/01/2023)	2,582,000	2,568,186
Hypatia Ltd. 2023-1 Class A
(T-Bill 3 Month + 9.500%), 04/08/2026 (a)(b)(c)(d) (Cost: $377,000; Original Acquisition Date: 03/27/2023)	377,000	394,040
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 16.660%), 04/08/2024 (a)(b)(c)(d) (Cost: $13,499,638; Original Acquisition Date: 04/28/2020)	13,499,638	12,149,674
Kilimanjaro III Re 2019-2 Class A-2
(T-Bill 3 Month + 16.660%), 12/19/2024 (a)(b)(c)(d) (Cost: $9,841,954; Original Acquisition Date: 04/29/2020)	9,960,445	8,964,400
Locke Tavern Re 2023-1 Class A
(T-Bill 3 Month + 4.750%), 04/09/2026 (a)(b)(c)(d) (Cost: $1,167,462; Original Acquisition Date: 03/23/2023)	1,161,000	1,167,792
Long Point Re IV 2022-1 Class A
(T-Bill 3 Month + 4.250%), 06/01/2026 (a)(b)(c)(d) (Cost: $259,956; Original Acquisition Date: 09/28/2023)	261,000	259,056
Merna Re II 2023-1 Class A
(T-Bill 3 Month + 7.750%), 07/07/2026 (a)(b)(c)(d) (Cost: $1,066,000; Original Acquisition Date: 04/05/2023)	1,066,000	1,086,307
Merna Re II 2023-2 Class A
(T-Bill 3 Month + 10.250%), 07/07/2026 (a)(b)(c)(d) (Cost: $1,279,000; Original Acquisition Date: 04/05/2023)	1,279,000	1,373,646
Montoya Re 2022-2 Class A
(T-Bill 3 Month + 14.000%), 04/07/2026 (a)(b)(c)(d) (Cost: $181,000; Original Acquisition Date: 12/08/2022)	181,000	197,091

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of January 31, 2024 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 8.4% (continued)
Mountain Re 2023-1 Class A
(T-Bill 3 Month + 6.750%), 06/05/2026 (a)(b)(c)(d) (Cost: $471,000; Original Acquisition Date: 05/24/2023)	$471,000	$475,592
Mystic Re IV 2021-2 Class A
(T-Bill 3 Month + 6.130%), 01/08/2025 (a)(b)(c)(d) (Cost: $3,445,782; Original Acquisition Date: 07/06/2022)	3,500,000	3,422,300
Mystic Re IV 2023-1 Class A
(T-Bill 3 Month + 9.250%), 01/08/2026 (a)(b)(c)(d) (Cost: $819,000; Original Acquisition Date: 12/16/2022)	819,000	839,311
Residential Re 2019-I Class 12
(T-Bill 3 Month + 0.100%), 06/06/2027 (a)(b)(c)(d) (Cost: $252,500; Original Acquisition Date: 05/08/2019)	252,500	159,075
Residential Re 2020-I Class 13
(T-Bill 3 Month + 5.500%), 06/06/2024 (a)(b)(c)(d) (Cost: $1,759,000; Original Acquisition Date: 05/27/2020)	1,759,000	1,731,472
Residential Re 2020-II Class 3
(T-Bill 3 Month + 8.660%), 12/06/2024 (a)(b)(c)(d) (Cost: $1,478,491; Original Acquisition Date: 10/30/2020)	1,486,000	1,459,326
Residential Re 2020-II Class 4
(T-Bill 3 Month + 6.010%), 12/06/2024 (a)(b)(d) (Cost: $1,269,000; Original Acquisition Date: 10/30/2020)	1,269,000	1,252,884
Residential Re 2021-I Class 12
(T-Bill 3 Month + 5.510%), 06/06/2025 (a)(b)(c)(d) (Cost: $269,652; Original Acquisition Date: 07/12/2023)	301,000	262,036
Residential Re 2021-II Class 3
(T-Bill 3 Month + 5.280%), 12/06/2025 (a)(b)(c)(d) (Cost: $978,922; Original Acquisition Date: 07/12/2022)	1,000,000	950,100
Residential Re 2022-I Class 14
(T-Bill 3 Month + 4.000%), 06/06/2026 (a)(b)(c)(d) (Cost: $1,989,000; Original Acquisition Date: 07/12/2022)	2,000,000	1,901,500
Residential Re 2023-I Class 13
(T-Bill 3 Month + 10.500%), 06/06/2027 (a)(b)(c)(d) (Cost: $1,887,000; Original Acquisition Date: 04/28/2023)	1,887,000	1,809,444
Residential Re 2023-I Class 14
(T-Bill 3 Month + 6.500%), 06/06/2027 (a)(b)(c)(d) (Cost: $3,066,372; Original Acquisition Date: 04/28/2023)	3,072,000	3,028,685
Residential Re 2023-II Class 3
(T-Bill 3 Month + 8.500%), 12/06/2027 (a)(b)(c)(d) (Cost: $817,000; Original Acquisition Date: 11/07/2023)	817,000	814,508
Residential Re 2023-II Class 5
(T-Bill 3 Month + 5.750%), 12/06/2027 (a)(b)(c)(d) (Cost: $1,906,000; Original Acquisition Date: 11/07/2023)	1,906,000	1,918,866
Sakura Re 2022-1 Class A
(T-Bill 3 Month + 13.500%), 01/05/2026 (a)(b)(c)(d) (Cost: $841,000; Original Acquisition Date: 12/22/2022)	841,000	902,940
Sanders Re II 2020-1 Class A
(T-Bill 3 Month + 4.330%), 04/07/2024 (a)(b)(c)(d) (Cost: $3,835,705; Original Acquisition Date: 03/18/2020)	3,839,000	3,829,019
Sanders Re II 2021-1 Class A
(T-Bill 3 Month + 3.290%), 04/07/2025 (a)(b)(c)(d) (Cost: $1,504,649; Original Acquisition Date: 07/15/2022)	1,533,000	1,483,484
Sanders Re II 2021-2 Class A
(T-Bill 3 Month + 3.050%), 04/07/2025 (a)(b)(c)(d) (Cost: $4,259,529; Original Acquisition Date: 07/15/2022)	4,315,000	4,221,365
Sanders Re III 2022-1 Class A
(T-Bill 3 Month + 3.610%), 04/07/2026 (a)(b)(c)(d) (Cost: $858,298; Original Acquisition Date: 09/28/2023)	900,000	860,940
Sanders Re III 2022-3 Class A
(T-Bill 3 Month + 6.250%), 04/07/2027 (a)(b)(c)(d) (Cost: $789,000; Original Acquisition Date: 12/01/2022)	789,000	799,809
Sanders Re III 2023-1 Class A
(T-Bill 3 Month + 5.750%), 04/08/2030 (a)(b)(c)(d) (Cost: $423,000; Original Acquisition Date: 03/24/2023)	423,000	424,798

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of January 31, 2024 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 8.4% (continued)
Sanders Re III 2023-1 Class B
(T-Bill 3 Month + 15.500%), 04/08/2030 (a)(b)(c)(d) (Cost: $528,000; Original Acquisition Date: 03/24/2023)	$528,000	$469,999
Sanders Re III 2023-2 Class A
(T-Bill 3 Month + 6.460%), 06/05/2029 (a)(b)(c)(d) (Cost: $2,129,000; Original Acquisition Date: 05/24/2023)	2,129,000	2,203,621
Sanders Re III 2024-1 Class A
(T-Bill 3 Month + 5.750%), 04/07/2028 (a)(b)(c)(d) (Cost: $1,627,000; Original Acquisition Date: 01/16/2024)	1,627,000	1,626,593
Solomon Re 2023-1 Class A
(T-Bill 3 Month + 5.250%), 06/08/2026 (a)(b)(c)(d) (Cost: $379,000; Original Acquisition Date: 06/12/2023)	379,000	386,788
Titania Re 2021-1 Class A
(T-Bill 3 Month + 5.110%), 06/21/2024 (a)(b)(c)(d) (Cost: $1,985,369; Original Acquisition Date: 07/06/2022)	2,000,000	1,997,700

		90,301,297

Windstorm - 4.7%
Alamo Re 2021-1 Class A
(T-Bill 3 Month + 7.180%), 06/07/2024 (a)(b)(c)(d) (Cost: $3,167,982; Original Acquisition Date: 07/27/2022)	3,214,000	3,246,622
Alamo Re 2022-1 Class A
(T-Bill 3 Month + 7.490%), 06/07/2025 (a)(b)(c)(d) (Cost: $991,509; Original Acquisition Date: 07/27/2022)	1,000,000	997,000
Alamo Re 2023-1 Class A
(T-Bill 3 Month + 8.500%), 06/07/2026 (a)(b)(c)(d) (Cost: $2,579,000; Original Acquisition Date: 04/12/2023)	2,579,000	2,633,933
Bayou Re 2023-1 Class A
(T-Bill 3 Month + 12.750%), 05/26/2026 (a)(b)(c)(d) (Cost: $750,000; Original Acquisition Date: 05/11/2023)	750,000	751,087
Bayou Re 2023-1 Class B
(T-Bill 3 Month + 19.500%), 05/26/2026 (a)(b)(c)(d) (Cost: $1,206,000; Original Acquisition Date: 05/11/2023)	1,206,000	1,240,552
Blue Ridge Re 2023-1 Class A
(T-Bill 3 Month + 5.250%), 01/08/2027 (a)(b)(c)(d) (Cost: $2,068,000; Original Acquisition Date: 11/14/2023)	2,068,000	2,074,824
Blue Ridge Re 2023-1 Class B
(T-Bill 3 Month + 8.000%), 01/08/2027 (a)(b)(c)(d) (Cost: $2,518,000; Original Acquisition Date: 11/14/2023)	2,518,000	2,511,705
Bonanza Re 2020-2 Class A
(T-Bill 3 Month + 4.910%), 12/23/2024 (a)(b)(c)(d) (Cost: $1,490,000; Original Acquisition Date: 12/15/2020)	1,490,000	1,404,399
Cape Lookout Re 2021-1 Class A
(T-Bill 3 Month + 3.700%), 03/22/2024 (a)(b)(c)(d) (Cost: $2,560,429; Original Acquisition Date: 07/27/2022)	2,567,000	2,563,278
Cape Lookout Re 2023-1 Class A
(T-Bill 3 Month + 6.500%), 04/28/2026 (a)(b)(c)(d) (Cost: $3,197,917; Original Acquisition Date: 04/14/2023)	3,195,000	3,244,363
Catahoula Re II 2022-1 Class A
(T-Bill 3 Month + 10.250%), 06/16/2025 (a)(b)(c)(d) (Cost: $1,991,065; Original Acquisition Date: 09/02/2022)	2,000,000	2,045,300
Citrus Re 2023-1 Class A
(T-Bill 3 Month + 6.750%), 06/07/2026 (a)(b)(c)(d) (Cost: $1,009,000; Original Acquisition Date: 04/27/2023)	1,009,000	1,035,133
Citrus Re 2023-1 Class B
(T-Bill 3 Month + 9.000%), 06/07/2026 (a)(b)(c)(d) (Cost: $876,000; Original Acquisition Date: 04/27/2023)	876,000	895,579
Commonwealth Re 2023-1 Class A
(T-Bill 3 Month + 4.000%), 07/08/2026 (a)(b)(c)(d) (Cost: $783,000; Original Acquisition Date: 06/07/2023)	783,000	785,545
Everglades Re II 2021-1 Class A
(T-Bill 3 Month + 6.605%), 05/14/2024 (a)(b)(c)(d) (Cost: $4,055,256; Original Acquisition Date: 07/11/2022)	4,100,000	4,130,955

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of January 31, 2024 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Windstorm - 4.7% (continued)
Everglades Re II 2021-1 Class B
(T-Bill 3 Month + 7.625%), 05/14/2024 (a)(b)(c)(d) (Cost: $988,940; Original Acquisition Date: 08/03/2022)	$1,000,000	$1,013,300
Everglades Re II 2021-2 Class A
(T-Bill 3 Month + 6.125%), 05/14/2024 (a)(b)(c)(d) (Cost: $1,974,839; Original Acquisition Date: 08/09/2022)	2,000,000	1,993,300
First Coast Re III 2021-1 Class A
(T-Bill 3 Month + 6.000%), 04/07/2025 (a)(b)(c)(d) (Cost: $365,299; Original Acquisition Date: 08/18/2023)	378,000	362,181
Fish Pond Re 2024-1 Class A
(T-Bill 3 Month + 4.000%), 01/08/2027 (a)(b)(c)(d) (Cost: $842,000; Original Acquisition Date: 12/22/2023)	842,000	841,680
Gateway Re 2023-1 Class A
(T-Bill 3 Month + 13.000%), 02/24/2026 (a)(b)(c)(d) (Cost: $2,215,000; Original Acquisition Date: 02/03/2023)	2,215,000	2,395,080
Gateway Re 2023-1 Class B
(T-Bill 3 Month + 20.000%), 02/24/2026 (a)(b)(c)(d) (Cost: $479,000; Original Acquisition Date: 02/03/2023)	479,000	490,951
Gateway Re 2023-3 Class A
(T-Bill 3 Month + 10.000%), 06/30/2026 (a)(b)(c)(d) (Cost: $594,000; Original Acquisition Date: 07/14/2023)	594,000	617,107
Gateway Re II 2023-1 Class A
(T-Bill 3 Month + 9.500%), 04/27/2026 (a)(b)(c)(d) (Cost: $608,000; Original Acquisition Date: 04/13/2023)	608,000	625,784
Integrity Re 2020-1 Class A
(SOFR + 0.500%), 04/12/2028 (a)(b)(d)(f) (Cost: $2,061,000; Original Acquisition Date: 03/18/2020)	2,061,000	15,458
Integrity Re 2023-1 Class A
(T-Bill 3 Month + 12.000%), 06/06/2025 (a)(b)(d) (Cost: $687,000; Original Acquisition Date: 03/23/2023)	687,000	708,812
Lightning Re 2023-1 Class A
(T-Bill 3 Month + 11.000%), 03/31/2026 (a)(b)(c)(d) (Cost: $2,764,942; Original Acquisition Date: 03/20/2023)	2,741,000	2,884,628
Lower Ferry Re 2023-1 Class A
(T-Bill 3 Month + 4.250%), 07/08/2026 (a)(b)(c)(d) (Cost: $456,000; Original Acquisition Date: 06/23/2023)	456,000	458,713
Lower Ferry Re 2023-1 Class B
(T-Bill 3 Month + 5.000%), 07/08/2026 (a)(b)(c)(d) (Cost: $1,139,000; Original Acquisition Date: 06/23/2023)	1,139,000	1,136,437
Matterhorn Re SR2022-2 Class C
(SOFR + 9.025%), 06/07/2024 (a)(b)(c)(d) (Cost: $480,771; Original Acquisition Date: 09/08/2023)	476,000	480,236
Mayflower Re 2023-1 Class A
(T-Bill 3 Month + 4.500%), 07/08/2026 (a)(b)(c)(d) (Cost: $837,000; Original Acquisition Date: 06/26/2023)	837,000	854,368
Mayflower Re 2023-1 Class B
(T-Bill 3 Month + 5.750%), 07/08/2026 (a)(b)(c)(d) (Cost: $2,082,000; Original Acquisition Date: 06/26/2023)	2,082,000	2,139,047
Metrocat Re 2023-1 Class A
(T-Bill 3 Month + 5.750%), 05/08/2026 (a)(b)(c)(d) (Cost: $321,000; Original Acquisition Date: 05/12/2023)	321,000	322,445
Nature Coast Re 2023-1 Class A
(T-Bill 3 Month + 10.000%), 12/07/2026 (a)(b)(c)(d) (Cost: $1,341,000; Original Acquisition Date: 11/16/2023)	1,341,000	1,348,845
Nature Coast Re 2023-1 Class B
(T-Bill 3 Month + 13.500%), 12/07/2026 (a)(b)(c)(d) (Cost: $470,000; Original Acquisition Date: 11/16/2023)	470,000	467,697
Purple Re 2023-1 Class A
(T-Bill 3 Month + 12.250%), 04/24/2030 (a)(b)(c)(d) (Cost: $959,000; Original Acquisition Date: 04/06/2023)	959,000	986,667
Purple Re 2023-2 Class A
(T-Bill 3 Month + 10.000%), 06/05/2026 (a)(b)(c)(d) (Cost: $674,000; Original Acquisition Date: 06/27/2023)	674,000	686,671

		50,389,682

		185,151,062

TOTAL EVENT LINKED BONDS (Cost $230,779,846)		220,705,738

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of January 31, 2024 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 65.0%
PARTICIPATION NOTES - 0.7%
Global - 0.7%
Multiperil - 0.7%
Eden Re II 2020-1 Class B
03/22/2024 (a)(c)(d)(f)(g)(h) (Cost: $3,480,903; Original Acquisition Date: 12/26/2019)	$3,480,903	$1,232,947
Eden Re II 2021-1 Class B
03/21/2025 (a)(c)(d)(f)(g)(h) (Cost: $996,804; Original Acquisition Date: 12/21/2020)	996,804	229,047
Eden Re II 2022-1 Class B
03/20/2026 (a)(c)(d)(f)(g)(h) (Cost: $492,901; Original Acquisition Date: 12/17/2021)	492,901	296,182
Eden Re II 2023-1 Class B
03/19/2027 (a)(c)(d)(f)(g)(h) (Cost: $20,000; Original Acquisition Date: 12/22/2022)	20,000	430,171
Limestone Re 2020-1 A
03/01/2024 (a)(c)(d)(f)(g)(h) (Cost: $11,875; Original Acquisition Date: 02/19/2021)	12,280	—
Sector Re V Series 9 Class A
03/01/2024 (a)(d)(f) (Cost: $2,899,632; Original Acquisition Date: 04/24/2019)	2,900,798	2,435,159
Sector Re V Series 9 Class B
03/01/2024 (a)(d)(f) (Cost: $1,620,304; Original Acquisition Date: 04/24/2019)	1,620,952	1,360,755
Sector Re V Series 9 Class D
12/01/2024 (a)(d)(f)(h) (Cost: $9,236; Original Acquisition Date: 12/10/2019)	9,255	575,759
Sector Re V Series 9 Class G
03/01/2024 (a)(d)(f)(h) (Cost: $23,759; Original Acquisition Date: 04/24/2019)	23,759	585,821
Sussex Re 2020-A
03/31/2024 (d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 01/22/2020)	100	—
Sussex Re 2021-A
04/15/2024 (a)(d)(f)(g)(h) (Cost: $344,570; Original Acquisition Date: 12/29/2020)	344,570	—
Sussex Re 2022-A
12/31/2024 (a)(d)(f)(g)(h) (Cost: $1,820,000; Original Acquisition Date: 01/05/2022)	1,820,000	114,305

TOTAL PARTICIPATION NOTES (Cost $11,719,982)		7,260,146

	SHARES	VALUE
PREFERENCE SHARES - 64.3%
Global - 64.3%
Marine/Energy - 0.0%
Kauai (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $22,479,348; Original Acquisition Date: 01/07/2016)	51,394	—

Multiperil - 64.3%
Arenal (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $30,738,112; Original Acquisition Date: 05/07/2015)	165,450	38,273,419
Baldwin (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $26,148,749; Original Acquisition Date: 01/04/2018)	1,328,746	266,906
Bowery (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $47,078,890; Original Acquisition Date: 09/29/2017)	200,075	53,887,999
Brighton (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 06/12/2020)	1,022,526	3,041,738
Cardinal Re 2015-1 (a)(d)(f)(g)(h) (Cost: $5,527,990; Original Acquisition Date: 07/29/2015)	149	—
Cumberland (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $22,647,114; Original Acquisition Date: 04/10/2015)	28,898	707,478
Cypress (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $5,939,451; Original Acquisition Date: 05/31/2017)	125,090,500	2,594,627
Emerald Lake (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $28,051,854; Original Acquisition Date: 12/16/2015)	504,899	—
Florblanca (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $11,978,952; Original Acquisition Date: 12/29/2016)	77,550	20,652,190
Freeport (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $22,890,927; Original Acquisition Date: 04/04/2018)	750,718	—
Harambee Re 2018 (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 12/15/2017)	276	—
Harambee Re 2019 (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 12/21/2018)	2,199	40,020
Hatteras (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $61,009,247; Original Acquisition Date: 12/30/2014)	58,673	65,485,533
Hudson Charles (Mt. Logan Re) (a)(d)(f)(g)(h) (Cost: $12,736,141; Original Acquisition Date: 01/02/2014)	12,736	13,049,354
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f)(g)(h) (Cost: $19,105,594; Original Acquisition Date: 03/31/2017)	19,106	31,154,439
Iseo (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 09/08/2017)	183,543	—

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of January 31, 2024 (Unaudited)

	SHARES	VALUE
Multiperil - 64.3% (continued)
Kensington (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 08/16/2018)	954,585	$2,629,687
Latigo (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $18,843,418; Original Acquisition Date: 01/06/2014)	473	30,264,423
LRe 2019 (Lorenz Re Ltd.) (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 07/30/2019)	0	47,580
Mackinac (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 02/05/2015)	55,584	6,840,713
Madison (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $37,681,678; Original Acquisition Date: 12/12/2016)	97,141	19,866,893
Mohonk (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $77,159,598; Original Acquisition Date: 12/24/2013)	103	100,419,738
Mulholland (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $3,654,690; Original Acquisition Date: 12/26/2013)	114	149,766
Pelham (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $19,797,258; Original Acquisition Date: 01/02/2018)	264,553	6,019,182
Peregrine LCA (a)(d)(f)(g)(h) (Cost: $12,768,157; Original Acquisition Date: 12/28/2018)	2,252,060	26,576,977
Peregrine LCA2 (a)(d)(f)(g)(h) (Cost: $29,902,397; Original Acquisition Date: 01/09/2024)	2,990,240	30,631,337
Rondout (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $16,962,302; Original Acquisition Date: 07/15/2019)	48,289	37,217,988
Sheepshead (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 06/12/2020)	969,034	2,978,974
SR0001 (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 07/10/2015)	1,757	—
St. Kevins (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $22,180,886; Original Acquisition Date: 12/29/2016)	42,944	2,732,618
Sussex Designated Investment Series (a)(d)(f)(g)(h) (Cost: $1,832,347; Original Acquisition Date: 01/22/2019)	4,790	341,831
Sussex Designated Investment Series Dec 19 (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 01/24/2020)	3,895	220,375
Sussex Designated Investment Series May 2019 (a)(d)(f)(g)(h) (Cost: $422,223; Original Acquisition Date: 06/20/2019)	1,378	62,018
Viribus Re 2018 (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 12/22/2017)	265,173	—
Viribus Re 2019 (a)(d)(f)(g)(h) (Cost: $539,626; Original Acquisition Date: 12/26/2018)	526,336	—
Windsor (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 12/29/2017)	1,230,204	1,272,970
Woodside (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $0; Original Acquisition Date: 06/12/2020)	1,012,875	2,945,975
Yoho (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $49,666,448; Original Acquisition Date: 05/17/2016)	357,363	4,145,860
Yorkville (Artex Segregated Account Company) (a)(d)(f)(g)(h) (Cost: $95,132,000; Original Acquisition Date: 05/31/2019)	143,394	187,981,784

		692,500,392

United States - 0.0%
Multiperil - 0.0%
SR0005 (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $6,360,627; Original Acquisition Date: 04/15/2016)	6,966,774	—

Windstorm - 0.0%
Riverdale (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $11,217,752; Original Acquisition Date: 06/10/2020)	251,610	—
SR0006 (Horseshoe Re) (a)(d)(f)(g)(h) (Cost: $2,274,842; Original Acquisition Date: 08/09/2016)	39,381,541	—

		—

TOTAL PREFERENCE SHARES (Cost $722,728,617)		692,500,392

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $734,448,599)		699,760,538

LIMITED LIABILITY PARTNERSHIP - 1.2%
Operating Companies - 1.2%
Global - 1.2%
Multiperil - 1.2%
Point Dume LLP (a)(f)(g)(h)(i)		13,325,215

TOTAL LIMITED LIABILITY PARTNERSHIP (Cost $12,128,631)		13,325,215

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND

Schedule of Investments as of January 31, 2024 (Unaudited)

	SHARES	VALUE
SHORT-TERM INVESTMENTS - 11.3%
Money Market Funds - 11.3%
Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class - 5.22% (j)	60,690,615	$60,690,615
First American Government Obligations Fund - Class Z - 5.25% (j)	957	957
First American Treasury Obligations Fund - Class Z - 5.25% (j)	957	957
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class - 5.21% (j)	60,691,572	60,691,572
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 5.24% (j)	956	956

TOTAL SHORT-TERM INVESTMENTS (Cost $121,385,057)		121,385,057

TOTAL INVESTMENTS (Cost $1,098,742,133) - 98.0%		1,055,176,548

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		21,072,006

TOTAL NET ASSETS - 100.0%		$1,076,248,554

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $933,791,491. Foreign concentration is as follows: Bermuda: 81.8%, Great Britain 1.3% Cayman Islands: 1.2%, Ireland: 1.1%, Supranational: 1.0%, and Singapore: 0.4%.

(b)

Variable rate security. Reference rates as of January 31, 2024 are as follows: Secured Overnight Financing Rate (SOFR) 5.32%, 3 Month Euribor 3.91%, T-Bill 3 Month 5.22%, CME Term SOFR 3 Month (TSFR3M) 5.32%, and SOFR Index 1.12%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2024 was $216,805,750, which represented 20.1% of net assets.

(d)	Security is restricted as to resale.
(e)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(f)	Value determined using significant unobservable inputs.
(g)

Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $708,128,259, which represents 65.8% of net assets.

(h)	Non-income producing security.
(i)

The partnership, a subsidiary of Point Dume Holdings Ltd, is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance of activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed and is included on the consolidated Statement of Assets and Liabilities.

(j)	Rate shown is the 7-day effective yield.

The accompanying Notes are an integral part of the Schedule of Investments.

Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair values methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in investment companies (other than non-prime money market funds) that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of January 31, 2024. The transfers from Level 3 to Level 2 occurred because previously unobservable market data became available as of January 31, 2024. The following table summarizes the inputs used to value the Fund’s investments as of January 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Chile	$—	$2,684,730	$—	$2,684,730
Europe	—	4,328,734	—	4,328,734
Global (1)	—	16,119,238	1,372,050	17,491,288
Japan	—	1,994,135	—	1,994,135
Mexico	—	7,722,792	—	7,722,792
New Zealand	—	1,332,997	—	1,332,997
United States	—	184,543,222	607,840	185,151,062

Total Event-Linked Bonds	—	218,725,848	1,979,890	220,705,738
Quota Shares and Other Reinsurance-Related Securities
Participation Notes (1)(2)	—	—	7,260,146	7,260,146
Preference Shares
Global (1)	—	—	692,500,392	692,500,392
United States (1)	—	—	—	—

Total Preference Shares	—	—	692,500,392	692,500,392

Total Quota Shares and Other Reinsurance-Related Securities	—	—	699,760,538	699,760,538
Limited Liability Partnership (2)	—	—	13,325,215	13,325,215
Money Market Funds	121,385,057	—	—	121,385,057

Total Assets	$121,385,057	$218,725,848	$715,065,643	$1,055,176,548

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2024:

	Event-Linked Bonds	Participation Notes	Preference Shares	Private Fund Units	Limited Liability Partnership
Beginning Balance - November 1, 2023	$1,943,701	$9,918,495	$753,578,077	$651,592	$4,929,014
Acquisitions	20,528	489,714	29,902,398	—	1,332,374
Dispositions	(366,000)	(3,503,193)	(120,226,573)	(558,230)	—
Realized gains (losses)	(1,369,827)	—	13,014,291	(1,547,268)	—
Return of capital	—	—	(13,120,357)	—	—
Change in unrealized appreciation	1,346,812	355,130	29,352,556	1,453,906	7,063,827
Transfers out of Level 3	(982,832)	—	—	—	—
Transfers into Level 3	1,387,508	—	—	—	—

Ending Balance - January 31, 2024	$1,979,890	$7,260,146	$692,500,392	$—	$13,325,215

As of January 31, 2024, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(1,336,028) for Event-Linked Bonds, $335,130 for Participation Notes, $(2,196,390) for Preference Shares, $0 for Private Fund Units, and $7,063,287 for Limited Liability Partnership.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2024.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 1/31/24	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Event-Linked Bonds	Financial Services	$—	Insurance industry model	Estimated losses: Estimated premiums earned:	$2.2MM-$2.2MM $2.0MM-$2.0MM	$0.0MM $0.0MM

Participation Notes	Financial Services	$2,302,652	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.1MM-$11.4MM $0.5MM-$8.9MM	$6.7MM $5.4MM

Preference Shares	Financial Services	$692,500,392	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$285.1MM $0.0MM-$451.6MM	$14.0MM $41.7MM

Limited Liability Partnership	Financial Services	$13,325,215	Insurance industry model	Estimated losses: Estimated premiums earned:	$0.0MM-$24.0MM $0.0MM-$39.4MM	$11.4MM $19.6MM

(1)	Weighed by relative fair value.

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board of Trustees and have a value equal to $1,979,890 for Event-Linked Bonds, $4,957,494 for Participation Notes, and $0 for Preference Shares.